Property, Plant and Equipment, Net	6 Months Ended
Sep. 30, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

Note 9 — PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consist of the following:

	As of
	March 31, 2025	September 30, 2025	September 30, 2025
	S$	S$	US$
Leasehold buildings and leasehold improvement	8,288,008	8,475,458	6,570,122
Computers	70,635	77,466	60,051
Office equipment	49,695	51,040	39,566
Machinery	530,182	530,183	410,995
Furniture, fixtures & fittings	61,971	78,183	60,607
Motor vehicles	2,745,758	2,822,400	2,187,907
Subtotal	11,746,249	12,034,730	9,329,248
Less: Accumulated depreciation and amortization	(5,346,692)	(5,602,007)	(4,342,641)
Property, plant and equipment, net	6,399,557	6,432,723	4,986,607

Depreciation expenses of owned assets for the six months ended September 30, 2024 and September 30, 2025 amounted to S$289,103 and S$332,077 (US$257,424), respectively. Certain leasehold properties are pledged to the banks for the Company’s bank loans (Note 12).

No impairment loss had been recognized during the six months ended September 30, 2024 and September 30, 2025, respectively.